Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Entity File Number	001-38691
Entity Registrant Name	AURORA CANNABIS INC
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	2833
Entity Address, Address Line One	2207 90B St. SW
Entity Address, City or Town	Edmonton
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T6X 1V8
Entity Address, Country	CA
City Area Code	855
Local Phone Number	279-4652
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ACB
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	56,234,231
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001683541
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	CORPORATION SERVICE COMPANY
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, Address Line Two	County of New Castle
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	800
Local Phone Number	927-9800